Offerings	Sep. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Notes due 2031
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 748,575,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,606.83
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% Notes due 2036
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 649,122,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,380.65
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.